Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting

The following table summarizes segment information for the periods presented:

	Resale of automotive electronic components	Advertising business	Total
	RMB	RMB	RMB
For the six months ended June 30, 2026*
Net revenues	18,375	1,072	19,447
Cost of revenues	18,205	-	18,205
Segment gross profit	170	1,072	1,242

*	The Group did not generate revenue from continuing operations for the six months ended June 30, 2025.
The following table reconciles total segment gross profit to the Group’s consolidated loss from continuing operations before income taxes:
	For the six months ended June 30,
	2025	2026
			US$
	RMB	RMB	Note 3(e)
Total segment gross profit	-	1,242	183
Total operating expenses	(13,900)	(196,730)	(28,995)
Loss from continuing operations	(13,900)	(195,488)	(28,812)
Other income	42,069	4,602	678
(Loss)/income from continuing operations before income taxes	28,169	(190,886)	(28,134)
Income tax benefit	-	-	-
Net (loss)/income from continuing operations	28,169	(190,886)	(28,134)
Loss from discontinued operations	(28,844)	-	-
Net loss	(675)	(190,886)	(28,134)